Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about borrowings [abstract]
Schedule of Key Inputs for the Valuation of the Warrant Obligation	Key inputs for the valuation of the warrant obligations upon issuance were as follows:

	As of June 25, 2025	As of May 2, 2024
Exercise price in USD	$5.00	$5.00
Share price in USD	$3.17	$5.08
Risk-free interest rate	4.24%	4.53%
Expected volatility (annualized)	72.98%	71.77%
Expected term (years)	10.00	10.00
Dividend yield	—%	—%
Black-Scholes value in USD	$2.37	$4.06
Key inputs for the remeasurement of the Tranche A warrant obligation as of June 30, 2025 and December 31, 2024 were as follows:

	As of June 30, 2025	As of December 31, 2024
Exercise price in USD	$5.00	$5.00
Share price in USD	$3.10	$3.07
Risk-free interest rate	4.10%	4.51%
Expected volatility	72.79%	72.52%
Expected term (years)	8.84	9.33
Dividend yield	—%	—%
Black-Scholes value in USD	$2.18	$2.22

Key inputs for the remeasurement of the Tranche B warrant obligation as of June 30, 2025 were as follows:

As of June 30, 2025
Exercise price in USD	$5.00
Share price in USD	$3.10
Risk-free interest rate	4.19%
Expected volatility	72.93%
Expected term (years)	9.99
Dividend yield	—%
Black-Scholes value in USD	$2.30

Schedule of Allocation of the Loan Proceeds and Any Movements in the Liability	The following table presents the allocation of the loan proceeds:

	Tranche A	Tranche B
	As of May 2, 2024	As of June 25, 2025
Loan issuance amount	$15,000	$35,000
Warrant obligation	(656)	(474)
Transaction costs	(1,070)	(438)
Initial loan amortized cost	$13,274	$34,088

The following table presents any movements in the liability for the six months ended June 30, 2025 (in USD thousands):

2025
As of January 1	$13,237
Tranche B drawdown	34,088
Interest expense	1,015
Interest paid	(859)
Currency translation adjustments	(15)
As of June 30	$47,466

The following table presents any movements in the liability from the date of entering into the credit agreement on May 2, 2024, through June 30, 2024 (in USD thousands):

2024
As of May 2	$13,274
Interest expense	362
Interest paid	(291)
Currency translation adjustments	(1)
As of June 30	$13,344